Employee benefits - Evolution of assets fair value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Overfunded pension plans
Evolution of assets fair value
Benefit obligation (Plan assets) as at beginning of the year	$ 864	$ 1,298
Interest income	58	74
Translation adjustment	(63)	(230)
Benefit obligation (Plan assets) as at end of the year	919	864
Overfunded pension plans | Plan assets
Evolution of assets fair value
Benefit obligation (Plan assets) as at beginning of the year	3,969	5,304
Interest income	253	298
Employer contributions	29	(39)
Benefits paid	(235)	(368)
Return on plan assets (excluding interest income)	(269)	(114)
Translation adjustment	(276)	(1,112)
Transfers	281
Benefit obligation (Plan assets) as at end of the year	3,752	3,969
Underfunded pension plans
Evolution of assets fair value
Benefit obligation (Plan assets) as at beginning of the year	641
Benefit obligation (Plan assets) as at end of the year	204	641
Underfunded pension plans | Plan assets
Evolution of assets fair value
Benefit obligation (Plan assets) as at beginning of the year	3,992	3,726
Interest income	102	109
Employer contributions	40	54
Benefits paid	(257)	(248)
Return on plan assets (excluding interest income)	181	305
Translation adjustment	2	46
Transfers	(281)
Benefit obligation (Plan assets) as at end of the year	3,779	3,992
Other benefits
Evolution of assets fair value
Benefit obligation (Plan assets) as at beginning of the year	1,733
Benefit obligation (Plan assets) as at end of the year	1,428	1,733
Other benefits | Plan assets
Evolution of assets fair value
Employer contributions	56	53
Benefits paid	$ (56)	$ (53)